Short term investments - available for sale (Tables)	12 Months Ended
Dec. 31, 2016
Cost and Fair Value of Investments
	December 31,	December 31,
	2016	2015
	(in thousands)

At start of year	$85,990	$97,100
Purchases	22,030	14,194
Sales and maturities	(40,858)	(25,708)
Interest on short term investments	823	571
Realized gain/(loss) on sale of short term investments	50	(113)
Unrealized capital gain/(loss) – investments	11	(54)
At end of year	$68,046	$85,990

Available For Sale Short Term Investments by Major Security Type
The following table represents our available for sale short term investments by major security type as of December 31, 2016:

				Maturity by period
	Cost Total	Unrealized gains / (losses)	Fair Value Total	Less than 1 year	1 to 5 years
	(U.S.$ in millions)
US government debt securities	13.98	(0.04)	13.94	3.00	10.94
Corporate securities	52.98	0.02	53.00	25.08	27.92
Term deposits	1.11	-	1.11	1.11	-

Total (U.S.$ in millions)	$68.07	$(0.02)	$68.05	$29.19	$38.86